MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST
                                                          Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 1999               New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Quality Municipal Investment Trust (IQT) for the period ended April 30, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the rescue of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75 basis point reduction in the federal-funds rate during the fourth quarter of 1998.

International economic problems precipitated a "flight to quality" rally in fixed income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to the surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis.

MUNICIPAL MARKET CONDITIONS

During 1998, municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured index yields stood at 5.25 percent at the end of April, only 20 basis points higher than their October 1998 levels. In contrast, Treasury bond yields rose 50 basis points from
5.15 to 5.65 percent. During the past six months, the yield pick up for extending tax-exempt maturities from one to 30 years averaged 225 basis points.

The modest rally of municipals during 1998 created a favorable relative value relationship to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by December. The higher the ratio, the more attractive municipals are

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 92 percent by April. The high-to-low annual range of municipal/Treasury yields for the past five years has averaged 93 to 84 percent.

In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 42 percent in the first four months of 1999 while total underwriting declined 22 percent.

PERFORMANCE

The Trust's net asset value (NAV) decreased from $15.66 to $15.38 per share for the six-month period ended April 30, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.45 per share and a long-term capital gains distribution of $0.11 per share paid on December 18, 1998, the Trust's total NAV return was 1.85 percent. The IQT's value on the New York Stock Exchange

                        30-YEAR BOND YIELDS 1994-1999

                                                                                    Insured
                                                                                Municipal Yields
                       30-Year Insured             30-Year U.S.                 as a Percentage
                      Municipal Yields            Treasury Yields            of U.S. Treasury Yields
                      ----------------            ---------------            -----------------------
 1994                      5.40%                      6.34%                          85.17%
                           5.40                       6.24                           86.54
                           5.80                       6.66                           87.09
                           6.40                       7.09                           90.27
                           6.35                       7.32                           86.75
                           6.25                       7.43                           84.12
                           6.50                       7.61                           85.41
                           6.25                       7.39                           84.57
                           6.30                       7.45                           84.56
                           6.55                       7.81                           83.87
                           6.75                       7.96                           84.80
                           7.00                       8.00                           87.50
                           6.75                       7.88                           85.66
 1995                      6.40                       7.70                           83.12
                           6.15                       7.44                           82.66
                           6.15                       7.43                           82.77
                           6.20                       7.34                           84.47
                           5.80                       6.66                           87.09
                           6.10                       6.62                           92.15
                           6.10                       6.86                           88.92
                           6.00                       6.66                           90.09
                           5.95                       6.48                           91.82
                           5.75                       6.33                           90.84
                           5.50                       6.14                           89.58
                           5.35                       5.94                           90.07
 1996                      5.40                       6.03                           89.55
                           5.60                       6.46                           86.69
                           5.85                       6.66                           87.84
                           5.95                       6.89                           86.36
                           6.05                       6.99                           86.55
                           5.90                       6.89                           85.63
                           5.85                       6.97                           83.93
                           5.90                       7.11                           82.98
                           5.70                       6.93                           82.25
                           5.65                       6.64                           85.09
                           5.50                       6.35                           86.61
                           5.60                       6.63                           84.46
 1997                      5.70                       6.79                           83.95
                           5.65                       6.80                           83.09
                           5.90                       7.10                           83.10
                           5.75                       6.94                           82.85
                           5.65                       6.91                           81.77
                           5.60                       6.78                           82.60
                           5.30                       6.30                           84.13
                           5.50                       6.61                           83.21
                           5.40                       6.40                           84.38
                           5.35                       6.15                           86.99
                           5.30                       6.05                           87.60
                           5.15                       5.92                           86.99
 1998                      5.15                       5.80                           88.79
                           5.20                       5.92                           87.84
                           5.25                       5.93                           88.53
                           5.35                       5.95                           89.92
                           5.20                       5.80                           89.66
                           5.20                       5.65                           92.04
                           5.18                       5.71                           90.72
                           5.03                       5.27                           95.45
                           4.95                       5.00                           99.00
                           5.05                       5.16                           97.87
                           5.00                       5.06                           98.81
                           5.05                       5.10                           99.02
 1999                      5.00                       5.09                           98.23
                           5.10                       5.58                           91.40
                           5.15                       5.63                           91.47
                           5.20                       5.66                           91.87

Source: Municipal Market Data - A Division of Thomas Financial Municipal Group

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

LARGEST SECTORS as of April 30, 1999
(% of Net Assets)

[LARGEST SECTORS BAR CHART]

Mortgage                                                      21%
Refunded                                                      14%
Hospital                                                      10%
IDR/PCR*                                                       9%
Transportation                                                 8%
Water & Sewer                                                  7%
General Obligation                                             5%
Electric                                                       5%
Resource Recovery                                              5%

*Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.

CREDIT RATINGS as of April 30, 1999
(% of Total Long-Term Portfolio)

[CREDIT RATINGS PIE CHART]

Aaa or AAA                     56%
Aa or AA                       21%
A or A                         23%

As measured by Moody's Investors Service, Inc. or
Standard & Poor's Corp.

Portfolio structure is subject to change.

CALL STRUCTURE as of April 30, 1999
(% of Total Long-Term Portfolio)

WEIGHTED AVERAGE
CALL PROTECTION: 5 YEARS

[CALL STRUCTURE BAR CHART]

     Years Bonds                Percent
      Callable                 Callable
     -----------               --------
       1999                       0%
       2000                       0%
       2001                      52%
       2002                       2%
       2003                       5%
       2004                       1%
       2005                      11%
       2006                       4%
       2007                       4%
       2008                      12%
       2009                       2%
       2010+                      7%

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST decreased from $15.50 per share to $14.875 per share during the same period. Based on this change plus reinvestment of tax-free dividends and long-term capital gain distribution, IQT's total market return was -0.48 percent. As of April 30, 1999, IQT's share price was a 3.28 percent discount to its NAV.

Monthly dividends for the second quarter of 1999 remained $0.075 per share. The Trust's level of undistributed net investment income was $0.109 per share on April 30, 1999, versus $0.084 per share on October 31, 1998.

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 14 long-term sectors and 61 credits. At the end of April, the portfolio's average maturity was 21 years. Portfolio duration, a measure of sensitivity to interest-rate changes, was 5.2 years. Issues in the refunded bond category comprised 14 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's call structure, largest sectors and mix of credit ratings.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and the ARPS expenses (ARPS auction rate and expenses). The greater the spread and the larger the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During this six month period, ARPS leverage contributed approximately $0.06 per share to common share earnings. Weekly ARPS yields ranged between 2.90 and 4.75 percent. Two ARPS series totaling $105 million represented 27 percent of net assets.

ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

LOOKING AHEAD

The combination of a flight to quality and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have thus far outperformed Treasuries in 1999, we believe that municipals still offer investors considerable value versus their historical relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Quality Municipal Investment Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO                         /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                             MITCHELL M. MERIN
Chairman of the Board                              President

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.8%)
            General Obligation (5.2%)
$  4,000    Florida Board of Education, Cap Outlay Refg 1998 Ser D......   4.50 %  06/01/24    $  3,630,760
  10,000    Chicago School Reform Board, Illinois, Dedicated Tax Ser
             1997 (AMBAC)...............................................   5.75    12/01/27      10,652,500
   1,000    Michigan Municipal Bond Authority, School Ser 1998..........   5.25    12/01/13       1,047,630
   4,430    Oregon, Veterans' Welfare Ser 75............................   6.00    04/01/27       4,647,380
--------                                                                                       ------------
  19,430                                                                                         19,978,270
--------                                                                                       ------------

            Educational Facilities Revenue (1.5%)
   3,480    Indiana University, Student Fee Ser K (MBIA)................   5.875   08/01/20       3,707,766
   2,200    University of North Carolina, Pool Ser 1998 B (MBIA)........   4.50    10/01/18       2,053,854
--------                                                                                       ------------
   5,680                                                                                          5,761,620
--------                                                                                       ------------

            Electric Revenue (4.7%)
   3,190    North Carolina Municipal Power Agency #1, Catawba Ser
             1992.......................................................   6.25    01/01/17       3,375,116
   5,000    South Carolina Public Service Authority, Santee Cooper 1997
             Refg Ser A (MBIA)..........................................   5.00    01/01/29       4,856,600
   4,965    San Antonio, Texas, Electric & Gas Refg Ser 1994-A..........   5.00    02/01/14       5,004,224
   5,000    Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
             FSA).......................................................   5.00    07/01/21       4,856,150
--------                                                                                       ------------
  18,155                                                                                         18,092,090
--------                                                                                       ------------

            Hospital Revenue (9.8%)
   6,000    Montgomery Special Care Facilities Financing Authority,
             Alabama, Baptist Health Ser 1998 B (MBIA)..................   5.00    11/15/29       5,764,020
  10,000    Wichita, Kansas, CSJ Health System of Wichita Inc Ser
             1991.......................................................   7.00    11/15/18      10,757,400
  10,000    Massachusetts Health & Educational Facilities Authority, St
             Elizabeth's Hospital of Boston Ser D & E (FSA).............   6.70    08/15/21      10,764,200
   3,000    Missouri Health & Educational Facilities Authority, SSM
             Healthcare Ser 1998 A (MBIA)...............................   5.00    06/01/22       2,931,570
   5,000    New York State Dormitory Authority, Long Island Jewish
             Medical Center Ser 1998 (MBIA).............................   5.00    07/01/18       4,951,000
   2,180    Charlotte-Mecklenburg Hospital Authority, North Carolina,
             Ser 1992...................................................   6.25    01/01/20       2,327,172
--------                                                                                       ------------
  36,180                                                                                         37,495,362
--------                                                                                       ------------

            Industrial Development/Pollution Control Revenue (9.1%)
   9,000    Hawaii Department Budget & Finance, Citizen Utilities Co
             1991 Ser A & B (AMT).......................................   6.66    11/01/21       9,624,780
            Chicago, Illinois,
   5,000     Chicago-O'Hare Int'l Airport/ Lufthansa German Airlines Inc
               Ser 1990 (AMT)...........................................   7.125   05/01/18       5,347,850
   2,000     Peoples Gas Light & Coke Co Refg 1995 Ser A................   6.10    06/01/25       2,165,680
   4,000    New York State Energy Research & Development Authority,
             Brooklyn Union Gas Co 1991 Ser A & B (AMT).................   6.952   07/01/26       4,638,640
  12,000    Richland County, South Carolina, Union Camp Corp Ser 1991 B
             (AMT)......................................................   7.125   09/01/21      12,946,200
--------                                                                                       ------------
  32,000                                                                                         34,723,150
--------                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Multi-Family (7.7%)
$ 10,000    Illinois Housing Development Authority, 1991 Ser A..........   8.25 %  07/01/16    $ 10,916,300
  15,000    New Jersey Housing & Mortgage Finance Agency, Presidential
             Plaza at Newport-FHA Insured Mortgages Refg 1991 Ser 1.....   7.00    05/01/30      16,254,600
   1,970    New York State Housing Finance Agency, 1996 Ser A Refg
             (FSA)......................................................   6.10    11/01/15       2,133,116
--------                                                                                       ------------
  26,970                                                                                         29,304,016
--------                                                                                       ------------

            Mortgage Revenue -- Single Family (13.5%)
     600    Alaska Housing Finance Agency, Housing GNMA Collateralized
             1990 Ser A Subser A-2......................................   7.05    06/01/25         636,180
   5,305    California Housing Finance Agency, Home 1991 Ser G (AMT)....   7.05    08/01/27       5,569,136
   7,585    Colorado Housing Finance Authority, Refg 1991 Ser A.........   7.25    11/01/31       7,976,538
   1,420    District of Columbia Housing Finance Agency, GNMA
             Collateralized Ser 1990 B (AMT)............................   7.10    12/01/24       1,490,233
   4,635    Maine Housing Authority, Purchase 1988 Ser D-6 (AMT)........   7.25    11/15/19       4,864,989
   1,790    Michigan Housing Development Authority, 1991 Ser B..........   6.95    12/01/20       1,880,109
   6,800    Nebraska Investment Finance Authority, GNMA-Backed 1991 Ser
             A & B (AMT)................................................   7.025   09/15/23       7,159,652
   3,335    New Hampshire Housing Finance Authority, Residential 1991
             Ser D (AMT)................................................   7.25    07/01/15       3,486,609
            Ohio Housing Finance Agency,
   4,250     GNMA-Backed Ser A 1 & 2 (AMT)..............................   6.903   03/24/31       4,474,740
   1,990     Residential 1996 Ser B-2 (AMT).............................   6.10    09/01/28       2,107,509
   4,500    Tennessee Housing Development Agency, Homeownership Issue T
             (AMT)......................................................   7.375   07/01/23       4,709,295
   3,820    Virginia Housing Development Authority, 1992 Ser A..........   7.15    01/01/33       3,993,046
   3,000    Wyoming Community Development Authority, Federally
             Insured/Gtd Loans 1988 Ser G (AMT).........................   7.25    06/01/21       3,190,470
--------                                                                                       ------------
  49,030                                                                                         51,538,506
--------                                                                                       ------------

            Nursing & Health Related Facilities Revenue (0.3%)
     940    New York State Medical Care Facilities Finance Agency,
--------     Mental Health 1991 Ser C...................................   7.30    02/15/21       1,021,751
                                                                                               ------------

            Resource Recovery Revenue (5.4%)
   5,000    Northeast Maryland Waste Disposal Authority, Montgomery
             County Ser 1993 A (AMT)....................................   6.30    07/01/16       5,338,500
   4,610    Detroit Economic Development Corporation, Michigan, Ser 1991
             A (AMT) (FSA)..............................................   6.875   05/01/09       4,935,789
  10,000    Montgomery County Industrial Development Authority,
             Pennsylvania, Ser 1989.....................................   7.50    01/01/12      10,535,000
--------                                                                                       ------------
  19,610                                                                                         20,809,289
--------                                                                                       ------------

            Student Loan Revenue (3.8%)
  13,000    Pennsylvania Higher Education Assistance Agency, 1991 Ser A
--------     & B (AMT) (AMBAC)..........................................   6.854   09/01/26      14,438,060
                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (8.2%)
$ 10,000    Hillsborough County Port District, Florida, Tampa Port
             Authority Spl & Refg Ser 1995 (AMT) (FSA)..................   6.00 %  06/01/20    $ 10,657,900
   4,000    Lee County, Florida, Ser 1995 (MBIA)........................   5.75    10/01/22       4,254,760
   7,000    Hawaii, Airports Second Ser of 1991 (AMT)...................   6.90    07/01/12       8,324,400
   3,000    Minneapolis -- St Paul Metropolitan Airports Commission,
             Minnesota, Ser 1998 A (AMBAC)..............................   5.00    01/01/30       2,939,850
   5,000    Houston, Texas, Airport Sub Lien Ser 1991 A (AMT) (FGIC)....   6.75    07/01/21       5,364,650
--------                                                                                       ------------
  29,000                                                                                         31,541,560
--------                                                                                       ------------

            Water & Sewer Revenue (6.5%)
   3,000    Birmingham, Alabama, Water & Sewer Ser 1998 A...............   4.75    01/01/21       2,825,520
   5,470    California Department Water Resources, Central Valley Ser
             U..........................................................   5.00    12/01/29       5,352,340
   5,000    Massachusetts Water Pollution Abatement Trust, MWRA Loan Ser
             1998 A.....................................................   4.75    08/01/18       4,810,350
   5,000    New York City Water Finance Authority, New York, 1999 Ser A
             (FGIC).....................................................   4.75    06/15/31       4,650,200
   5,000    Charleston, South Carolina, Refg Cap Impr Ser 1998
             (Secondary FGIC)...........................................   4.50    01/01/24       4,535,650
   3,000    Loudoun County Sanitation Authority, Virginia, Ser 1998
             (MBIA).....................................................   4.75    01/01/30       2,798,310
--------                                                                                       ------------
  26,470                                                                                         24,972,370
--------                                                                                       ------------

            Other Revenue (8.1%)
  10,000    New York Local Government Assistance Corporation, Ser 1995
             A..........................................................   6.00    04/01/24      10,827,300
  15,000    Emmaus General Authority, Pennsylvania, Local Government Ser
             1988 H (FGIC)..............................................   7.00    05/15/18      16,057,800
   4,000    Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995
             (FSA)......................................................   5.50    07/01/15       4,140,880
--------                                                                                       ------------
  29,000                                                                                         31,025,980
--------                                                                                       ------------

            Refunded (14.0%)
  10,000    Massachusetts Health & Educational Facilities Authority,
             Brigham & Woman's Hospital Ser D...........................   6.75    07/01/01+     10,836,200
   3,920    Cleveland, Ohio, Waterworks Impr Refg Ser H 1996 (MBIA).....   5.75    01/01/06+      4,358,530
   9,000    Lorain County, Ohio, Humility of Mary Health Care Corp Ser
             1991 B (ETM)...............................................   7.20    12/15/11       9,953,640
  10,000    Middleburg Heights, Ohio, Southwest General Hospital Ser
             1991.......................................................   7.20    08/15/01+     10,950,900
   6,000    Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991
             (AMBAC) (ETM)..............................................   6.75    05/15/20       6,446,040
  10,000    Washington Public Power Supply System, Proj #1 Refg Ser 1991
             A..........................................................   6.875   07/01/01+     10,846,700
--------                                                                                       ------------
  48,920                                                                                         53,392,010
--------                                                                                       ------------
 354,385    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $350,647,794).................    374,094,034
--------                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (0.5%)
$  1,000    Missouri Health & Educational Facilities Authority,
             Washington University Ser 1996 D (Demand 05/03/99).........   4.25*%  09/01/30    $  1,000,000
   1,000    Harris County Health Facilities Development Corporation,
             Texas, Methodist Hospital Ser 1994 (Demand 05/03/99).......   4.30*   12/01/25       1,000,000
--------                                                                                       ------------

   2,000    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------
            (Identified Cost $2,000,000)....................................................      2,000,000
                                                                                               ------------

$356,385    TOTAL INVESTMENTS (Identified Cost $352,647,794) (a)...................    98.3%    376,094,034
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................   1.7       6,406,107
                                                                                      -----    ------------

            NET ASSETS..............................................................  100.0%   $382,500,141
                                                                                      =====    ============

---------------------

 AMT   Alternative Minimum Tax.
 ETM   Escrowed to maturity.
  +    Prerefunded to call date shown.
  *    Current coupon of variable rate demand obligation.
 (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $24,140,019 and the aggregate gross unrealized depreciation is $693,779, resulting in net unrealized appreciation of $23,446,240.

Bond Insurance:
---------------
AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 April 30, 1999

Alabama..................     2.2%
Alaska...................     0.2
California...............     2.9
Colorado.................     2.1
District of Columbia.....     0.4
Florida..................     4.8
Hawaii...................     4.7
Illinois.................     7.6
Indiana..................     1.0
Kansas...................     2.8
Maine....................     1.3
Maryland.................     1.4
Massachusetts............     6.9
Michigan.................     2.1
Minnesota................     0.8
Missouri.................     1.0
Nebraska.................     1.9
New Hampshire............     0.9
New Jersey...............     4.2
New York.................     7.4
North Carolina...........     2.0
Ohio.....................     8.3
Oregon...................     1.2
Pennsylvania.............    10.7
South Carolina...........     5.8
Tennessee................     1.2
Texas....................     4.1
Utah.....................     3.0
Virginia.................     1.8
Washington...............     2.8
Wyoming..................     0.8
                             ----

Total....................    98.3%
                             ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)
ASSETS:

Investments in securities, at value
 (identified cost $352,647,794).............................  $376,094,034
Cash........................................................       206,057
Interest receivable.........................................     6,500,487
Prepaid expenses............................................        49,755
                                                              ------------

    TOTAL ASSETS............................................   382,850,333
                                                              ------------

LIABILITIES:
Payable for:
    Investment management fee...............................       128,932
    Dividends to preferred shareholders.....................       107,394
Accrued expenses............................................       113,866
                                                              ------------

    TOTAL LIABILITIES.......................................       350,192
                                                              ------------

    NET ASSETS..............................................  $382,500,141
                                                              ============

COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares
 authorized of non-participating $.01 par value, 2,100
 shares outstanding)........................................  $105,000,000
                                                              ------------
Common shares of beneficial interest (unlimited shares
 authorized of $.01 par value, 18,047,013 shares
 outstanding)...............................................   250,995,113
Net unrealized appreciation.................................    23,446,240
Accumulated undistributed net investment income.............     1,965,502
Accumulated undistributed net realized gain.................     1,093,286
                                                              ------------

    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS............   277,500,141
                                                              ------------

    TOTAL NET ASSETS........................................  $382,500,141
                                                              ============

NET ASSET VALUE PER COMMON SHARE
 ($277,500,141 divided by 18,047,013 common shares
 outstanding)...............................................        $15.38
                                                                    ======

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)
NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $11,427,133
                                                              -----------

EXPENSES
Investment management fee...................................      668,908
Auction commission fees.....................................      152,040
Professional fees...........................................       48,384
Transfer agent fees and expenses............................       37,995
Shareholder reports and notices.............................       21,819
Registration fees...........................................       12,116
Trustees' fees and expenses.................................        8,951
Auction agent fees..........................................        8,382
Custodian fees..............................................        8,093
Other.......................................................       10,460
                                                              -----------
    TOTAL EXPENSES..........................................      977,148
Less: expense offset........................................       (8,059)
                                                              -----------
    NET EXPENSES............................................      969,089
                                                              -----------
    NET INVESTMENT INCOME...................................   10,458,044
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    1,093,286
Net change in unrealized appreciation.......................   (4,635,604)
                                                              -----------
    NET LOSS................................................   (3,542,318)
                                                              -----------
NET INCREASE................................................  $ 6,915,726
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                        APRIL 30,          ENDED
                                                           1999       OCTOBER 31, 1998
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................  $10,458,044      $ 21,547,513
Net realized gain....................................    1,093,286         2,019,373
Net change in unrealized appreciation................   (4,635,604)          583,434
                                                       ------------     ------------

    NET INCREASE.....................................    6,915,726        24,150,320
                                                       ------------     ------------

Dividends to preferred shareholders from net
 investment income...................................   (1,887,493)       (3,849,905)
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income................................   (8,121,034)      (17,235,737)
Net realized gain....................................   (2,019,370)         (195,290)
                                                       ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................  (10,140,404)      (17,431,027)
                                                       ------------     ------------

Decrease from transactions in common shares of
 beneficial interest.................................      --                (29,810)
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................   (5,112,171)        2,839,578

NET ASSETS:
Beginning of period..................................  387,612,312       384,772,734
                                                       ------------     ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $1,965,502 and $1,515,985, respectively).........  $382,500,141     $387,612,312
                                                       ============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Quality Municipal Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on July 2, 1991 and commenced operations on September 27, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $18,928,880 and $18,934,775, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $3,500.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,842. At April 30, 1999, the Trust had an accrued pension liability of $41,577 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series A and Series B Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT                RESET         RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------  -------   -------------   -----   --------   ----------------
  A      1,400       $70,000      3.60%   05/05/99    2.90% - 4.75%
  B        700        35,000      3.50    09/03/99         3.50

---------------------
 *  As of April 30, 1999.
**  For the six months ended April 30, 1999.

Subsequent to April 30, 1999 and up through June 4, 1999 the Trust paid dividends to Series A and B at rates ranging from 3.23% to 3.50% in the aggregate amount of $322,728.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 1997...................................  18,049,013   $180,490    $250,844,433
Treasury shares purchased and retired (weighted average
 discount 3.40%)*...........................................      (2,000)       (20)        (29,790)
                                                              ----------   --------    ------------
Balance, October 31, 1998 and April 30, 1999................  18,047,013   $180,470    $250,814,643
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 30, 1999, the Trust declared the following dividends from net investment income:

 AMOUNT       RECORD         PAYABLE
PER SHARE      DATE           DATE
---------  ------------   -------------
 $0.075     May 7, 1999    May 21, 1999
 $0.075    June 4, 1999   June 18, 1999

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                    FOR THE YEAR ENDED OCTOBER 31*
                                                      MONTHS ENDED        -------------------------------------------------------
                                                     APRIL 30, 1999*        1998          1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)

SELECTED PER SHARE DATA:
Net asset value, beginning of period...............      $ 15.66            $15.50       $ 15.18    $ 15.31    $ 14.09     $16.53
                                                         -------            ------       -------    -------    -------     ------
Income (loss) from investment operations:
 Net investment income.............................         0.58              1.19          1.20       1.21       1.22       1.35
 Net realized and unrealized gain (loss)...........        (0.20)             0.15          0.34       0.06       1.30      (2.34)
                                                         -------            ------       -------    -------    -------     ------
Total income (loss) from investment operations.....         0.38              1.34          1.54       1.27       2.52      (0.99)
                                                         -------            ------       -------    -------    -------     ------
Less dividends and distributions from:
 Net investment income.............................        (0.45)            (0.96)        (0.96)     (1.02)     (1.08)     (1.23)
 Common share equivalent of dividends paid to
   preferred shareholders..........................        (0.10)            (0.21)        (0.22)     (0.22)     (0.22)     (0.22)
 Net realized gain.................................        (0.11)            (0.01)        (0.05)     (0.16)        --         --
                                                         -------            ------       -------    -------    -------     ------
Total dividends and distributions..................        (0.66)            (1.18)        (1.23)     (1.40)     (1.30)     (1.45)
                                                         -------            ------       -------    -------    -------     ------
Anti-dilutive effect of acquiring treasury
 shares............................................           --                --          0.01         --         --         --
                                                         -------            ------       -------    -------    -------     ------
Net asset value, end of period.....................      $ 15.38            $15.66       $ 15.50    $ 15.18    $ 15.31     $14.09
                                                         =======            ======       =======    =======    =======     ======
Market value, end of period........................      $14.875            $15.50       $15.313    $14.625    $14.625     $12.75
                                                         =======            ======       =======    =======    =======     ======
TOTAL RETURN+......................................        (0.48)%(1)         7.71%        12.16%      8.44%     23.76%    (16.77)%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses.....................................         0.70%(2)          0.71%(3)      0.71%      0.72%      0.74%      0.82%
Net investment income before preferred stock
 dividends.........................................         7.53%(2)          7.65%         7.93%      8.02%      8.31%      8.80%
Preferred stock dividends..........................         1.36%(2)          1.37%         1.44%      1.45%      1.50%      1.40%
Net investment income available to common
 shareholders......................................         6.17%(2)          6.28%         6.49%      6.57%      6.81%      7.40%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............     $382,500          $387,612      $384,773   $380,488   $383,920   $379,886
Asset coverage on preferred shares at end of
 period............................................          364%              369%          366%       362%       365%       316%
Portfolio turnover rate............................            5%(1)             9%            5%         7%        12%        10%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
QUALITY
MUNICIPAL
INVESTMENT
TRUST


Semiannual Report
April 30, 1999